Stock-Based Compensation - Summary of Stock Options Available for Grant (Detail) - shares	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant [Roll Forward]
Shares Available for Grant, Beginning balance	27,238,814	28,418,808
Granted	(1,779,904)	(1,179,994)
Shares Available for Grant, Ending balance	25,458,910	27,238,814